SHARE-BASED PAYMENTS (Details) - Schedule of stock-based payments - shares	Dec. 31, 2019	Dec. 31, 2018
SHARE-BASED PAYMENTS (Details) - Schedule of stock-based payments [Line Items]
Outstanding option number		247,500
3rd Grant [Member]
SHARE-BASED PAYMENTS (Details) - Schedule of stock-based payments [Line Items]
Outstanding option number		84,249
4th Grant [Member]
SHARE-BASED PAYMENTS (Details) - Schedule of stock-based payments [Line Items]
Outstanding option number		163,251
4nd Extraordinary Grant [Member]
SHARE-BASED PAYMENTS (Details) - Schedule of stock-based payments [Line Items]
Outstanding option number